Accumulated other Comprehensive Income (Loss) (Details) - Schedule of changes in accumulated balances of other comprehensive income (loss)	9 Months Ended
Sep. 30, 2021 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 2,733
Other comprehensive income (loss) before reclassifications	(1,176)
Amounts reclassified from accumulated other comprehensive income	43
Net current period other Comprehensive income (loss)	(1,133)
Ending Balance	1,600
Unrealized gain (loss) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,933
Other comprehensive income (loss) before reclassifications	(1,149)
Amounts reclassified from accumulated other comprehensive income	(32)
Net current period other Comprehensive income (loss)	(1,181)
Ending Balance	752
Unrealized gain on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance
Other comprehensive income (loss) before reclassifications	(27)
Amounts reclassified from accumulated other comprehensive income	75
Net current period other Comprehensive income (loss)	48
Ending Balance	48
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	800
Other comprehensive income (loss) before reclassifications
Amounts reclassified from accumulated other comprehensive income
Net current period other Comprehensive income (loss)
Ending Balance	$ 800